INVESTMENTS - Marketable Securities by Security Type Summarized (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 262,527
Gross Unrealized Loss	(676)
Debt securities, available-for-sale, fair value	261,851
Asset backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	11,101
Gross Unrealized Loss	(56)
Debt securities, available-for-sale, fair value	11,045
Commercial paper and corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	234,497
Gross Unrealized Loss	(551)
Debt securities, available-for-sale, fair value	233,946
U.S. government agency debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	16,929
Gross Unrealized Loss	(69)
Debt securities, available-for-sale, fair value	$ 16,860